Prepayment and OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Prepayment and OTHER CURRENT ASSETS, NET

Note 7 - Prepayment and OTHER CURRENT ASSETS, NET

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. As of December 31, 2025 and 2024, prepayment and other current assets consisted of the following:

	December 31,	December 31,
	2025	2024
Loan receivable (1)	$4,595,623	$4,182,031
Prepaid input VAT	-	1,088
Other unit receivable (2)	5,194,172
Deposits and others	17,292	1,147,517
Subtotal	9,807,087	5,330,636
Allowance for credit losses	-	(1,155,768)
Total prepayment and other current assets, net	$9,807,087	$4,174,868

(1)	In 2021, the Company entered into a loan agreement to lend $400,000 to AGM Group Ltd. In April 2022, the Company extended an additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 on April 4, 2023. The loan was further extended to December 31, 2026 on December 5, 2025. As of December 31, 2025, the outstanding loan balance due from AGM Group Ltd. was $950,000. During the year ended December 31, 2025, the Company recognized interest income of $13,500 in connection with this loan.

On April 10, 2022, July 19, 2022 and October 18, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000, $20,000 and $5,000 at the interest rate of 1% as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and increased the total loan amount to $600,000. The loan was further extended to December 31, 2026 on November 26, 2025. As of December 31, 2025, the outstanding loan balance due from Muliang Agriculture Limited was $465,000. During the year ended December 31, 2025, the Company recognized interest income of $4,650 in connection with this loan.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On February 20, 2025, both parties agreed to extend the loan to December 31, 2025 and increased the amount to $3,100,000. On December 18, 2025, both parties agreed to extend the loan to December 31, 2026. As of December 31, 2025, the outstanding loan balance due from Northnew Management Limited was $3,095,426. During the year ended December 31, 2025, the Company recognized interest income of $28,845 in connection with this loan.

(2)	Other unit receivables primarily consisted of amounts due from Nanjing Lucun, a former subsidiary of the Company that was disposed of on May 7, 2025, which remained outstanding as of the balance sheet dates.

(3)	As of December 31, 2025, 2024 and 2023, the balance of credit losses was nil, $1,155,768 and $1,155,768, respectively.